UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA SCIENCE & TECHNOLOGY FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003


[LOGO OF USAA]
   USAA(R)

                             USAA SCIENCE &
                                     TECHNOLOGY Fund

                               [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

    A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                        5

FINANCIAL INFORMATION

     Independent Auditor's Report                                12

     Portfolio of Investments                                    13

     Notes to Portfolio of Investments                           18

     Financial Statements                                        20

     Notes to Financial Statements                               23

DIRECTORS' AND OFFICERS' INFORMATION                             34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION,
[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                MANAGING YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

--------------------------------------------------------------------------------
                                   7/31/03                           7/31/02
--------------------------------------------------------------------------------
Net Assets                      $291.0 Million                    $218.8 Million
Net Asset Value Per Share           $7.72                             $6.22

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
1 YEAR                 5 YEARS                  SINCE INCEPTION ON 8/1/97
24.12%                  -6.85%                           -3.99%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LIPPER SCIENCE &                        LIPPER SCIENCE &           USAA
              TECHNOLOGY FUNDS                          TECHNOLOGY        SCIENCE & TECHNOLOGY
                  AVERAGE          S&P 500 INDEX        FUNDS INDEX                FUND
              ----------------     -------------      ----------------    --------------------
8/1/1997        $10,000.00          $10,000.00          $10,000.00             $10,000.00
 8/31/97          9,989.67            9,440.20           10,062.14               9,380.00
 9/30/97         10,492.63            9,956.92           10,488.71               9,800.00
10/31/97          9,587.97            9,624.76            9,380.32               9,200.00
11/30/97          9,510.11           10,069.94            9,300.37               9,240.00
12/31/97          9,289.72           10,242.76            8,864.75               9,070.00
 1/31/98          9,501.62           10,355.94            9,021.61               9,450.00
 2/28/98         10,582.61           11,102.42           10,095.15              10,540.00
 3/31/98         10,909.02           11,670.50           10,177.53              10,660.00
 4/30/98         11,343.30           11,790.01           10,614.12              11,020.00
 5/31/98         10,556.91           11,587.63            9,836.43              10,390.00
 6/30/98         11,413.83           12,057.97           10,412.38              11,170.00
 7/31/98         11,208.26           11,930.54           10,314.84              11,170.00
 8/31/98          8,947.32           10,206.86            8,378.39               9,240.00
 9/30/98         10,126.69           10,861.28            9,367.44              10,100.00
10/31/98         10,779.66           11,743.38           10,082.04              10,870.00
11/30/98         12,203.75           12,454.84           11,212.04              11,660.00
12/31/98         14,231.08           13,172.07           13,025.71              13,300.00
 1/31/99         16,550.43           13,722.68           14,712.90              14,360.00
 2/28/99         15,089.38           13,296.25           13,177.60              13,550.00
 3/31/99         16,886.84           13,828.08           14,520.28              14,340.00
 4/30/99         17,480.50           14,363.57           14,701.53              14,450.00
 5/31/99         17,122.03           14,024.76           14,680.72              14,320.00
 6/30/99         19,129.40           14,800.98           16,588.08              15,740.00
 7/31/99         18,718.72           14,340.83           16,583.02              15,180.00
 8/31/99         19,562.09           14,269.84           17,495.02              15,390.00
 9/30/99         20,106.42           13,879.13           17,732.74              15,237.79
10/31/99         22,217.64           14,757.03           19,600.68              16,608.38
11/30/99         25,905.94           15,057.00           22,507.36              17,928.59
12/31/99         32,422.00           15,942.59           27,864.49              19,556.74
 1/31/00         31,890.54           15,141.68           27,572.63              19,191.38
 2/29/00         40,383.75           14,855.36           34,999.52              23,017.48
 3/31/00         38,621.52           16,307.70           33,934.28              22,459.29
 4/30/00         33,598.78           15,817.25           29,972.70              21,109.50
 5/31/00         29,567.96           15,492.99           26,356.11              19,780.01
 6/30/00         34,035.39           15,874.56           30,350.89              21,962.00
 7/31/00         32,092.04           15,626.59           28,745.53              21,363.22
 8/31/00         36,853.03           16,596.68           33,107.51              24,255.63
 9/30/00         33,288.71           15,720.71           29,712.56              22,357.81
10/31/00         29,928.42           15,653.92           26,454.43              20,104.77
11/30/00         22,441.66           14,420.78           19,634.26              15,750.94
12/31/00         22,147.48           14,491.52           19,429.06              16,298.97
 1/31/01         24,202.24           15,005.36           21,398.70              17,415.34
 2/28/01         18,029.70           13,638.02           15,822.43              12,848.38
 3/31/01         15,362.68           12,774.53           13,504.11              11,062.19
 4/30/01         18,080.80           13,766.46           16,140.70              13,010.76
 5/31/01         17,390.43           13,858.81           15,388.09              12,259.75
 6/30/01         17,181.84           13,521.62           15,133.93              11,914.69
 7/31/01         15,839.80           13,388.46           13,921.78              10,889.66
 8/31/01         13,996.69           12,551.16           12,182.23               9,539.87
 9/30/01         11,190.21           11,537.71            9,568.15               7,388.33
10/31/01         12,770.34           11,757.85           11,017.09               8,585.88
11/30/01         14,533.82           12,659.53           12,621.37              10,108.20
12/31/01         14,716.07           12,770.50           12,682.43               9,955.97
 1/31/02         14,429.70           12,584.24           12,460.56               9,773.29
 2/28/02         12,613.00           12,341.49           10,796.24               8,727.97
 3/31/02         13,713.85           12,805.70           11,779.78               9,529.72
 4/30/02         12,188.17           12,029.66           10,377.45               8,382.91
 5/31/02         11,590.64           11,941.35            9,834.60               7,916.06
 6/30/02         10,137.92           11,091.06            8,539.15               6,911.33
 7/31/02          9,053.82           10,226.72            7,627.38               6,312.55
 8/31/02          8,876.17           10,293.67            7,447.29               6,241.51
 9/30/02          7,722.99            9,176.07            6,411.57               5,348.42
10/31/02          8,777.17            9,982.83            7,381.69               6,160.32
11/30/02         10,008.66           10,569.83            8,508.55               6,951.93
12/31/02          8,887.90            9,949.20            7,434.15               6,109.58
 1/31/03          8,797.09            9,689.06            7,390.45               6,160.32
 2/28/03          8,807.38            9,543.47            7,419.67               6,099.43
 3/31/03          8,826.14            9,635.87            7,414.58               6,150.17
 4/30/03          9,593.83           10,429.21            8,107.90               6,667.76
 5/31/03         10,673.74           10,978.17            9,042.26               7,327.43
 6/30/03         10,815.30           11,118.41            9,105.34               7,459.37
 7/31/03         11,398.88           11,314.53            9,594.48               7,834.88

                                   [END CHART]

                 DATA SINCE INCEPTION ON 8/1/97 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund to the following benchmarks:

                 o The Lipper Science & Technology Funds Average, an average performance level of all science and technology funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2003, the USAA Science & Technology Fund had a total return of 24.12%. This compares to a return of 25.79% for the Lipper Science & Technology Funds Index and 10.64% for the S&P 500 Index.

                 The science portion of the Fund strongly outperformed the S&P 500 Health Care Index, which returned 9.16% for the period. Superior stock selection was the major driver of outperformance. For instance, in pharmaceutical stocks, the largest sector in the index, our holdings outperformed those in the index. Pharmaceuticals were among the weaker groups in the index, so the fact that we were underweight also helped. We also did well with our holdings in the health care equipment sector, where we were overweight and benefited from good stock selection.

                 Health care distributors as a group did not do well, and our performance here was roughly in line with the S&P 500 Health Care Index. Our exposure in this sector neither helped nor hurt relative performance. Even though we did experience some losses in the facilities sector, the fact that we owned smaller hospital companies did help on a relative basis.

                 The Fund's exposure to biotechnology was positive. We were overweight and had good stock selection relative to the S&P 500 Health Care Index in a period when biotechnology stocks as a group performed well.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 THE S&P 500 HEALTH CARE INDEX IS A CAPITALIZATION-WEIGHTED INDEX CONTAINING THE HEALTH CARE SECTOR COMPANY MEMBERS OF THE S&P 500 INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 During the reporting year, global-technology stocks outperformed the broad equity markets as a degree of confidence returned to the market. The technology portion of the Fund outperformed the Goldman Sachs Technology Index, which returned 27.78%, compared to 10.64% for the S&P 500 Index.

                 Driving positive performance was stock selection relative to the Goldman Sachs Technology Index. The benefits were split among stock selection in technology hardware and equipment, software and service, and semiconductors. The greatest contributors to absolute performance during the period were Cisco Systems, Inc. and Hewlett-Packard Co., because Cisco experienced improving order trends and manufacturing cost reductions while Hewlett-Packard exceeded earnings forecasts. The biggest detractors from performance on an absolute basis were positions in Brocade Communications Systems, Inc.* and Motorola, Inc.* Brocade declined due to continued weak demand in the fiber channel market, while poor sales results in semiconductors and handsets held Motorola back.

WHAT'S YOUR OUTLOOK?

                 We believe demand for technology should strengthen, aided by the substantial fiscal and monetary stimulus. Global semiconductor sales are improving thanks to increased demand from telecommunications companies, despite a sharp drop in Chinese wireless-chip demand. Over the coming years, we

                 * SECURITY WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2003.

                 THE GOLDMAN SACHS TECHNOLOGY INDEX MEASURES THE PERFORMANCE OF U.S.-BASED TECHNOLOGY COMPANIES.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 believe demand should return to all regions and semiconductors should outperform. An upgrade cycle of wireless handsets is under way, led by camera-enabled phones. Computer-storage stocks seem expensive but enjoy high unit growth. Data processing continues to enjoy strong demand, and a period of consolidation among software companies has begun. With this as a backdrop, the Fund's positioning within hardware and equipment is weighted toward wireless equipment, and within the software and services area we are favoring service stocks.

                 Thank you for the confidence you have placed in us and we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

            TOP 10 EQUITY HOLDINGS
               (% of Net Assets)
-------------------------------------------------

Cisco Systems, Inc.                          6.8%

Microsoft Corp.                              5.2%

Dell, Inc.                                   3.6%

Maxtor Corp.                                 3.4%

Samsung Electronics Co., Ltd. S.P. GDR       3.4%

Analog Devices, Inc.                         3.3%

Cendant Corp.                                2.9%

Pfizer, Inc.                                 2.6%

First Data Corp.                             2.5%

Hewlett-Packard Co.                          2.5%

             TOP 10 INDUSTRIES*
             (% of Net Assets)
-------------------------------------------------

Semiconductors                              15.3%

Pharmaceuticals                             10.8%

Communications Equipment                     9.1%

Data Processing & Outsourced Services        9.1%

Computer Hardware                            8.6%

Systems Software                             8.0%

Semiconductor Equipment                      6.6%

Computer Storage & Peripherals               3.4%

Biotechnology                                3.1%

Health Care Equipment                        3.1%

* EXCLUDING MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA SCIENCE & TECHNOLOGY FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Science & Technology Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Science & Technology Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (95.4%)

              APPLICATION SOFTWARE (0.9%)
  101,600     Cognos, Inc. (Canada)*(f)                                $   2,749
                                                                       ---------
              BIOTECHNOLOGY (3.1%)
   20,000     Affymetrix, Inc.*                                              480
   19,000     Amgen, Inc.*                                                 1,322
   13,000     Gilead Sciences, Inc.*                                         887
   71,000     iShares Nasdaq Biotech Index Fund*(a,f)                      5,194
   27,000     MedImmune, Inc.*                                             1,058
                                                                       ---------
                                                                           8,941
                                                                       ---------
              COMMUNICATIONS EQUIPMENT (9.1%)
1,020,500     Cisco Systems, Inc.*                                        19,920
  189,200     Nortel Networks Corp. (Canada)*                                558
  161,200     Polycom, Inc.*                                               2,692
   87,100     QUALCOMM, Inc.                                               3,263
                                                                       ---------
                                                                          26,433
                                                                       ---------
              COMPUTER HARDWARE (8.6%)
  308,700     Dell, Inc.*                                                 10,397
  349,300     Hewlett-Packard Co.                                          7,395
   90,600     IBM Corp.                                                    7,361
                                                                       ---------
                                                                          25,153
                                                                       ---------
              COMPUTER STORAGE & PERIPHERALS (3.4%)
  993,600     Maxtor Corp.*                                                9,936
                                                                       ---------
              CONSUMER ELECTRONICS (1.7%)
  156,300     Sony Corp. (Japan)                                           4,841
                                                                       ---------
              DATA PROCESSING & OUTSOURCED SERVICES (9.1%)
   67,400     Alliance Data Systems Corp.*                                 1,847
  290,400     BISYS Group, Inc.*                                           4,806
  124,300     CheckFree Corp.*(f)                                          3,345

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
   97,800     Computer Sciences Corp.*                                 $   3,968
   52,800     Concord EFS, Inc.*                                             718
  196,500     First Data Corp.                                             7,420
  196,100     SABRE Holdings Corp. "A"                                     4,526
                                                                       ---------
                                                                          26,630
                                                                       ---------
              DIVERSIFIED COMMERCIAL SERVICES (2.9%)
  469,400     Cendant Corp.*                                               8,426
                                                                       ---------
              HEALTH CARE DISTRIBUTORS (0.6%)
   32,000     Cardinal Health, Inc.(f)                                     1,752
                                                                       ---------
              HEALTH CARE EQUIPMENT (3.1%)
   26,000     Baxter International, Inc.                                     718
   14,000     Boston Scientific Corp.*                                       885
   17,000     Guidant Corp.                                                  803
   83,000     Medtronic, Inc.                                              4,274
   21,000     Stryker Corp.                                                1,607
   25,000     Zoll Medical Corp.*                                            786
                                                                       ---------
                                                                           9,073
                                                                       ---------
              HEALTH CARE FACILITIES (0.9%)
   74,000     LifePoint Hospitals, Inc.*                                   2,089
   22,000     Triad Hospitals, Inc.*                                         664
                                                                       ---------
                                                                           2,753
                                                                       ---------
              HEALTH CARE SERVICES (0.5%)
   25,000     Covance, Inc.*                                                 517
   15,000     Express Scripts, Inc.*                                         990
                                                                       ---------
                                                                           1,507
                                                                       ---------
              HEALTH CARE SUPPLIES (0.4%)
   21,000     Alcon, Inc. (Switzerland)                                    1,070
                                                                       ---------
              INTERNET SOFTWARE & SERVICES (2.9%)
  292,500     VeriSign, Inc.*                                              3,905
  142,200     Yahoo!, Inc.*                                                4,427
                                                                       ---------
                                                                           8,332
                                                                       ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (2.5%)
  368,000     Accenture Ltd. "A" (Bermuda)*                            $   7,147
                                                                       ---------
              MANAGED HEALTH CARE (1.3%)
   40,000     UnitedHealth Group, Inc.                                     2,083
   21,000     Wellpoint Health Networks, Inc.*                             1,757
                                                                       ---------
                                                                           3,840
                                                                       ---------
              MOVIES & ENTERTAINMENT (2.4%)
  451,900     AOL Time Warner, Inc.*                                       6,973
                                                                       ---------
              PHARMACEUTICALS (10.8%)
   42,000     Abbott Laboratories                                          1,649
   29,000     Allergan, Inc.                                               2,334
   32,000     Angiotech Pharmaceuticals, Inc. (Canada)*(f)                 1,416
   86,000     Bristol-Myers Squibb Co.                                     2,253
   49,000     Eli Lilly & Co.                                              3,226
   15,000     Forest Laboratories, Inc.*                                     718
  109,000     Johnson & Johnson, Inc.                                      5,645
   62,000     Merck & Co., Inc.                                            3,427
  227,000     Pfizer, Inc.                                                 7,573
   16,000     Watson Pharmaceuticals, Inc.*                                  639
   56,000     Wyeth                                                        2,553
                                                                       ---------
                                                                          31,433
                                                                       ---------
              SEMICONDUCTOR EQUIPMENT (6.6%)
  170,800     Applied Materials, Inc.*                                     3,331
  307,000     ASE Test Ltd. (Singapore)*                                   2,075
  302,729     ASML Holding N.V. (Netherlands)*(f)                          3,917
   44,700     KLA-Tencor Corp.*                                            2,309
  318,300     Nanya Technology Corp. (Taiwan)*(b)                          2,269
   63,700     Novellus Systems, Inc.*                                      2,281
   49,900     Tokyo Electron Ltd. (Japan)                                  2,930
                                                                       ---------
                                                                          19,112
                                                                       ---------
              SEMICONDUCTORS (15.3%)
  256,400     Analog Devices, Inc.*                                        9,730
  263,000     Applied Micro Circuits Corp.*                                1,507
  390,600     Fairchild Semiconductor International, Inc. "A"*             4,980
  187,200     Intel Corp.                                                  4,671

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
   57,900     Marvell Technology Group Ltd. (Bermuda)*                 $   2,036
  770,000     Mindspeed Technologies, Inc.*                                2,464
   32,100     NEC Electronics Corp. (Japan)*                               1,530
      200     NEC Electronics Corp. (Japan)*(b)                               10
   60,500     NVIDIA Corp.*                                                1,157
   55,500     Samsung Electronics Co., Ltd. S.P. GDR (Korea)               9,782
  238,140     Taiwan Semiconductor Manufacturing Co. Ltd.
                ADR (Taiwan)*                                              2,381
  218,700     Texas Instruments, Inc.                                      4,127
                                                                       ---------
                                                                          44,375
                                                                       ---------
              SYSTEMS SOFTWARE (8.0%)
   37,200     Adobe Systems, Inc.                                          1,216
  577,400     Microsoft Corp.                                             15,243
  388,100     Oracle Corp.*                                                4,657
  363,600     Red Hat, Inc.*                                               2,298
                                                                       ---------
                                                                          23,414
                                                                       ---------
              TECHNOLOGY DISTRIBUTORS (1.3%)
  267,800     Ingram Micro, Inc. "A"*                                      3,682
                                                                       ---------
              Total common stocks (cost: $248,696)                       277,572
                                                                       ---------
              MONEY MARKET INSTRUMENTS (11.4%)

              MONEY MARKET FUNDS (1.3%)
  744,599     AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 1.04%(d,e)                                        745
3,099,249     Merrill Lynch Premier Institutional
                Fund, 1.02%(d,e)                                           3,099
                                                                       ---------
                                                                           3,844
                                                                       ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (9.1%)
$   3,000     Bank One Capital Markets, Inc., 1.08%, acquired
                on 7/31/2003 and due 8/01/2003, at $3,000
                (collateralized by a $3,080 Fannie Mae, Discount
                Note, due 2/06/2004; market value of $3,063)(c,e)      $   3,000

    2,800     CS First Boston Corp., 1.11%, acquired on 7/31/2003
                and due 8/01/2003, at $2,800 (collateralized by a
                $90 Freddie Mac, Subordinated Note, 5.88%, due
                3/21/2011; and a $2,750 Fannie Mae, Subordinated
                Note, 5.25%, due 8/01/2012; combined market value
                of $2,858)(c,e)                                            2,800

    4,250     Lehman Brothers, Inc., 1.06%, acquired on 7/31/2003
                and due 8/01/2003, at $4,250 (collateralized by a
                $11,165 TIGER Strip, 8.75%, due 8/15/2020; market
                value of $4,335)(c,e)                                      4,250

    2,000     Morgan Stanley & Co., Inc., 1.10%, acquired on
                7/31/2003 and due 8/01/2003, at $2,000
                (collateralized by a $2,050 Freddie Mac, Discount
                Note, due 12/05/2003; market value of $2,042)(c,e)         2,000

   14,277     State Street Bank & Trust Co., 0.15%, acquired on
                7/31/2003 and due 8/01/2003, at $14,277
                (collateralized by a $11,720 U.S.Treasury Bond,
                due 5/15/2016; market value of $14,568)(c)                14,277
                                                                       ---------
                                                                          26,327
                                                                       ---------
              DISCOUNT NOTE (1.0%)
    2,986     Federal National Mortgage Association, 1.00%,
                8/01/2003                                                  2,986
                                                                       ---------
              Total money market instruments (cost: $33,157)              33,157
                                                                       ---------
              TOTAL INVESTMENTS (COST: $281,853)                       $ 310,729
                                                                       =========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 15.4% of net assets at July 31, 2003.

              ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

              GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) iShares Nasdaq Biotech Index Fund (iShares Fund) is an
                  exchange-traded fund registered in the United States and traded on the American Stock Exchange. The iShares Fund's objective seeks investment results that correspond to the performance of the Nasdaq Biotechnology Index. The iShares Fund concentrates its investments in companies primarily engaged in using biomedical research for the discovery or development of new treatments or cures for human disease.

              (b) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

              (c) Collateral on repurchase agreements is received by the
                  Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

              (d) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

              (e) Investment was purchased with the cash collateral proceeds received from securities loaned.

              (f) The security or a portion thereof was out on loan as of
                  July 31, 2003.

                * Non-income-producing security for the year ended
                  July 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities on
     loan of $15,105) (identified cost of $281,853)                         $ 310,729
   Cash                                                                            52
   Receivables:
      Capital shares sold                                                         284
      Dividends and interest                                                       55
      Securities sold                                                             689
      Other                                                                        36
                                                                            ---------
         Total assets                                                         311,845
                                                                            ---------

LIABILITIES

   Payable upon return of securities loaned                                    15,894
   Securities purchased                                                         4,292
   Capital shares redeemed                                                        208
   USAA Investment Management Company                                             202
   USAA Transfer Agency Company                                                   148
   Accounts payable and accrued expenses                                           80
                                                                            ---------
         Total liabilities                                                     20,824
                                                                            ---------
            Net assets applicable to capital shares outstanding             $ 291,021
                                                                            =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                          $ 536,039
   Accumulated undistributed net investment loss                                  (23)
   Accumulated net realized loss on investments                              (273,871)
   Net unrealized appreciation of investments                                  28,876
                                                                            ---------
            Net assets applicable to capital shares outstanding             $ 291,021
                                                                            =========
   Capital shares outstanding                                                  37,688
                                                                            =========
   Authorized shares of $.01 par value                                        105,000
                                                                            =========
   Net asset value, redemption price, and offering price per share          $    7.72
                                                                            =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT LOSS

   Income:
      Dividends (net of foreign taxes withheld of $24)            $  1,106
      Interest                                                          85
      Securities lending                                                30
                                                                  --------
         Total Income                                                1,221
                                                                  --------
   Expenses:
      Management fees                                                1,853
      Administrative and servicing fees                                348
      Transfer agent's fees                                          1,859
      Custodian's fees                                                 131
      Postage                                                          199
      Shareholder reporting fees                                       234
      Directors' fees                                                    5
      Registration fees                                                 32
      Professional fees                                                 52
      Other                                                              4
                                                                  --------
         Total expenses                                              4,717
      Expenses paid indirectly                                        (120)
                                                                  --------
         Net expenses                                                4,597
                                                                  --------
            Net investment loss                                     (3,376)
                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain (loss) on:
      Investments                                                    1,382
      Foreign currency transactions                                    (23)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   57,342
                                                                  --------
            Net realized and unrealized gain                        58,701
                                                                  --------
Increase in net assets resulting from operations                  $ 55,325
                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SCIENCE & TECHNOLOGY FUND

YEARS ENDED JULY 31,

                                                                         2003          2002
                                                                   ------------------------
FROM OPERATIONS

   Net investment loss                                             $   (3,376)   $   (4,538)
   Net realized gain (loss) on investments                              1,382      (183,051)
   Net realized loss on foreign currency transactions                     (23)            -
   Change in net unrealized appreciation/depreciation of:
     Investments                                                       57,342        28,533
                                                                   ------------------------
     Increase (decrease) in net assets resulting
       from operations                                                 55,325      (159,056)
                                                                   ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                           52,994        70,629
   Cost of shares redeemed                                            (36,050)      (61,653)
                                                                   ------------------------
      Increase in net assets from capital
        share transactions                                             16,944         8,976
                                                                   ------------------------
Net increase (decrease) in net assets                                  72,269      (150,080)

NET ASSETS

   Beginning of period                                                218,752       368,832
                                                                   ------------------------
   End of period                                                   $  291,021    $  218,752
                                                                   ========================
Accumulated undistributed net investment loss:
   End of period                                                   $      (23)   $        -
                                                                   ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                          8,127         8,103
   Shares redeemed                                                     (5,626)       (7,280)
                                                                   ------------------------
      Increase in shares outstanding                                    2,501           823
                                                                   ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Science & Technology Fund (the Fund). The Fund's investment objective is long-term capital appreciation.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Portfolio securities, except as otherwise noted,
                       traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                    2. Investments in open-end investment companies are
                       valued at their net asset value at the end of each business day.

                    3. Securities purchased with maturities of 60 days or
                       less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    4. Securities for which market quotations are not readily
                       available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                       their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Purchases and sales of securities, income, and
                       expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                    2. Market value of securities, other assets, and
                       liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                    Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                    commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $120,000.

                 F. USE OF ESTIMATES - The preparation of financial
                    statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

              accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss by $3,353,000, decrease accumulated net realized loss on investments by $23,000, and decrease paid-in capital by $3,376,000. This reclassification has no effect on net assets.

              The Fund did not pay any distributions during the years ended July 31, 2003 and 2002.

              As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


              Accumulated capital and other losses              $(270,903,000)

              Unrealized appreciation                              25,885,000


              Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred foreign currency losses of $23,000, current post-October deferred capital losses of $5,364,000, and capital loss carryovers of $265,515,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $280,365,000 and $260,357,000, respectively.

              At July 31, 2003, the cost of securities, for federal income tax purposes, was $284,844,000.

              Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $37,830,000 and $11,945,000, respectively, resulting in net unrealized appreciation of $25,885,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

              The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

              A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

              These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

              At July 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                                      FOREIGN CURRENCY CONTRACTS TO BUY
------------------------------------------------------------------------------------------------------------
                                             U.S. DOLLAR
     EXCHANGE            CONTRACTS TO        VALUE AS OF       IN EXCHANGE       UNREALIZED      UNREALIZED
       DATE                 RECEIVE            7/31/03       FOR U.S. DOLLAR    APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------
08/05/03                    13,900              $115               $116              $ -            $(1)
                         Japanese Yen
------------------------------------------------------------------------------------------------------------

(7) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments.
              The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $15,105,000 and received cash

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

July 31, 2003

              collateral of $15,894,000 for the loans. The cash collateral was invested in money market instruments as noted in the Fund's portfolio of investments.

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies, directly manages a portion of the Fund's assets, and provides portfolio management oversight of the portion of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                    added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,853,000, which included a performance adjustment of $112,000.

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the technology portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $348,000.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

                 D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                    d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,859,000.

                 E. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(10) SUBSEQUENT EVENT
--------------------------------------------------------------------------------

              Effective August 9, 2003, Wellington Management, in addition to managing the portion of the USAA Science & Technology Fund's assets invested in equity securities of companies that are expected to benefit from the development and use of technological advances and improvements, will also assume management of the portion of the Fund's assets invested in equity securities of companies that are expected to benefit from the development and use of scientific advances and improvements. This portion previously had been managed directly by the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND

JULY 31, 2003

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------
                                                  2003            2002             2001             2000           1999
                                            ---------------------------------------------------------------------------
Net asset value at beginning of period      $     6.22      $    10.73       $    21.06       $    15.18       $  11.17
                                            ---------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                             (.09)(a)        (.13)(a)         (.16)(a)         (.13)(a)       (.06)(a)
  Net realized and unrealized
    gain (loss)                                   1.59(a)        (4.38)(a)       (10.17)(a)         6.26(a)        4.07(a)
                                            ---------------------------------------------------------------------------
Total from investment operations                  1.50(a)        (4.51)(a)       (10.33)(a)         6.13(a)        4.01(a)
                                            ---------------------------------------------------------------------------
Less distributions:
  From realized capital gains                        -               -                -             (.17)             -
  From return of capital                             -               -                -             (.08)             -
                                            ---------------------------------------------------------------------------
Total distributions                                  -               -                -             (.25)             -
                                            ---------------------------------------------------------------------------
Net asset value at end of period            $     7.72      $     6.22       $    10.73       $    21.06       $  15.18
                                            ===========================================================================
Total return (%)*                                24.12          (42.03)          (49.03)           40.73          35.90
Net assets at end of period (000)           $  291,021      $  218,752       $  368,832       $  624,528       $257,992
Ratio of expenses to average
  net assets (%)**                                2.03(b)         1.79(b)          1.31(b)          1.22           1.33
Ratio of net investment loss to average
  net assets (%)**                               (1.45)          (1.48)           (1.05)            (.65)          (.47)
Portfolio turnover (%)                          119.07          107.55            57.45            69.21          44.39

  * Assumes reinvestment of all realized capital gains and other distributions during the period.
 ** For the year ended July 31, 2003, average net assets were $232,429,000.
(a) Calculated using average shares. For the year ended July 31, 2003, average shares were 36,104,000.
(b) Reflects total expenses excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                  (.05)%             -             (.01)%            N/A            N/A

34

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

              ROBERT G. DAVIS(2)
              Director and Chairman of the Board of Directors
              Born: November 1946
              Year of Election or Appointment: 1996

              Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

              CHRISTOPHER W. CLAUS(2)
              Director, President, and Vice Chairman of the Board of Directors
              Born: December 1960
              Year of Election or Appointment: 2001

              President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN(3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D.(3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR(3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D.(3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER(2,3,4,5,6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

40

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==========----------------------------------------------------------------------

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                                                                              41

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42

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                                                                              43

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44

 N O T E S
==========----------------------------------------------------------------------

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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

  INVESTMENT ADVISER,       USAA Investment Management Company
         UNDERWRITER,       P.O. Box 659453
      AND DISTRIBUTOR       San Antonio, Texas 78265-9825

       TRANSFER AGENT       USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

            CUSTODIAN       State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

  INDEPENDENT AUDITOR       Ernst & Young LLP
                            100 West Houston St., Suite 1900
                            San Antonio, Texas 78205

            TELEPHONE       Call toll free - Central time
     ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT       For account servicing, exchanges,
         MUTUAL FUNDS       or redemptions
                            1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL       24-hour service (from any phone)
    FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND       (from touch-tone phones only)
       USAA TOUCHLINE       For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31712-0903                                   (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.